Note 5 - Income Taxes (Details) (USD $)	12 Months Ended				6 Months Ended
	Jan. 31, 2013	Jun. 30, 2013	Jan. 31, 2012	Jan. 31, 2011	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]
Note 5 - Income Taxes (Details) [Line Items]
Valuation Allowance Percentage		100.00%
Deferred Tax Assets, Operating Loss Carryforwards (in Dollars)	$ 8,314	$ 770,000	$ 10,101	$ 113,935
Typical Examination Period after Income Tax Returns Have Been Filed					3 years	6 years
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%